SEGMENTED INFORMATION - Geographic information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 3,367	$ 3,087	$ 3,226
Property, plant and equipment	38,370	36,469
North America
Disclosure of operating segments [line items]
Property, plant and equipment	22,634	21,242
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	8,497	8,150
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	3,299	2,711
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	3,940	4,366
Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,969	1,778	2,076
Wind
Disclosure of operating segments [line items]
Revenues	646	581	571
Solar
Disclosure of operating segments [line items]
Revenues	507	476	393
Energy transition
Disclosure of operating segments [line items]
Revenues	$ 245	$ 252	$ 186